--------------------------------------------------------------------------------


                                    --------
                                    Colonial
                                    --------

                            -------------------------
                            High Yield Municipal Fund
                            -------------------------




                                     [Photo]





                                  -------------
                                  Annual Report
                                  -------------

                                -----------------
                                November 30, 1996
                                -----------------



                          ---------------------------------
                          NOT FDIC-       MAY LOSE VALUE
                          INSURED         NO BANK GUARANTEE
                          ---------------------------------


--------------------------------------------------------------------------------

                 COLONIAL HIGH YIELD MUNICIPAL FUND HIGHLIGHTS

                      DECEMBER 1, 1995 - NOVEMBER 30, 1996

INVESTMENT OBJECTIVE: Colonial High Yield Municipal Fund seeks a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium- to lower-grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:

     - Potential for high tax-free income

     - Expert credit analysis

     - Experienced professional management

PORTFOLIO MANAGER COMMENTARY: "We continue to focus on industrial revenue bonds and to broadly diversify the Fund across sectors. We believe the supply of high yield bonds will diminish over the near term and we will be working harder to identify unconventional total return opportunities, such as bond issuers that are candidates for credit rating upgrades or acquisition."

                                             -- BONNY BOATMAN AND PETER ANDERSEN

COLONIAL HIGH YIELD MUNICIPAL FUND PERFORMANCE
                                                    CLASS A             CLASS B
Inception dates                                      9/1/94             6/8/92
--------------------------------------------------------------------------------
Distributions declared per share*                    $0.643             $0.567
--------------------------------------------------------------------------------
SEC yields on 11/30/96**                              5.57%              5.09%
--------------------------------------------------------------------------------
Taxable-equivalent SEC yields***                      9.22%              8.43%
--------------------------------------------------------------------------------
12-month total returns, assuming reinvestment         5.86%              5.07%
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)
--------------------------------------------------------------------------------
Net asset value per share on 11/30/96                $10.16             $10.16
--------------------------------------------------------------------------------

*A portion of the Fund's income may be subject to the alternative minimum tax. ** The 30-day SEC yields on November 30, 1996, reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.
***Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%.
The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

                       QUALITY BREAKDOWN (as of 11/30/96)

AAA ................................................................   6.1%
AA .................................................................   5.0%
A ..................................................................  13.8%
BBB ................................................................  29.0%
BB .................................................................   1.6%
B ..................................................................   0.3%
Non-rated ..........................................................  43.1%
Cash and equivalents ...............................................   1.1%

Quality weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain quality weightings in the future.

                              PRESIDENT'S MESSAGE

                              To Fund Shareholders
                                                        [PHOTO]

I am pleased to present your Fund's annual report for the fiscal year ended November 30, 1996. This report reflects on the investment environment of the past 12 months and on the performance of your Fund.

While the Federal Reserve Board lowered short-term interest rates early in the period, stronger than expected economic reports in February 1996 brought the Fed's easing trend to a halt. As a result, long-term interest rates were rising during most of the period, having a negative effect on fixed income investments. However, with recent statistics suggesting an easing pace of economic activity and a continued benign inflation outlook, we are hopeful that bond market volatility will be somewhat reduced in the months ahead.

There was some good news for the tax-exempt sector. Low supply and strong retail market support, enabled municipal bonds to outperform Treasury bonds for much of the year. The post-election conditions should promote a period of stability for the tax-exempt market as the flat tax initiative is now a receding memory.

In the domestic stock market, generally favorable conditions prevailed until July, when a price-based correction took place. Since then, the market has rebounded nicely with the Dow Jones Industrial Average setting several new records. Internationally, the Tiger countries of the Pacific Rim continue to offer a good combination of growth and value. In the European markets, short-term interest rates continue to be much lower than long-term rates. We expect these conditions to prevail until we see an increase in economic activity.

Our economic expectations include growth continuing at a slower, but more sustainable rate, and our outlook for 1997 is relatively bright.

The following report will provide you with specific information on your Fund's performance as well as an in-depth discussion with your portfolio manager. As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
January 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

                          PORTFOLIO MANAGEMENT REPORT

BONNY BOATMAN AND PETER ANDERSEN are portfolio co-managers of Colonial High Yield Municipal Fund. Ms. Boatman is senior vice president of Colonial Management Associates, Inc. and Director of the Municipal Bond Department. Mr. Andersen is vice president of Colonial Management Associates, Inc.

Q. HAS THERE BEEN ANY CHANGE TO YOUR INVESTMENT STRATEGY DURING THE PAST 12 MONTHS?

A. Over the past twelve months, we maintained a long-range outlook. Our strategy continued to focus on industrial revenue bonds backed by publicly held companies and on broad diversification across many sectors of the economy. For example, during the period we added positions in FMC Corp., B.F. Goodrich, Texas Instruments, Quaker Oats, Lockheed Martin and Alcoa Corp. based on our belief that these companies would benefit from either economic or specific market sector conditions. These holdings provided strong total return contributions to the Fund's performance.

Q. WHAT OTHER FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE PERIOD?

A. Despite the fact that long-term interest rates, as tracked by the yield on the 30-year Treasury bond, were only somewhat higher at the end of the period than at the beginning, there was significant market volatility during the year. The Fund had approximately 43% of its assets invested in non-rated bonds. These bonds performed very well in this environment; they have a lower sensitivity to changes in interest rates as a result of their high coupons and credit intensive nature. The Fund's performance this year was driven by high levels of current income, in contrast to last year's performance that was driven by capital appreciation.

Our investment in two paper recycling projects partially offset the positive performance of our positions in industrial revenue and non-rated bonds. These two paper recycling projects declined in value as pulp prices fell to all-time lows. The Fund's exposure to these two projects has been significantly reduced and we are hopeful that our remaining holdings may benefit as market conditions improve.

Q. HOW DID THE FUND'S 12-MONTH PERFORMANCE COMPARE TO THE LEHMAN BROTHERS MUNICIPAL BOND INDEX?

A. The Fund underperformed the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. The total return for Class A Shares, based on net asset value, was 5.86% while the return on the Index was 5.89%. The Fund under-performed the Index as a result of its holdings in high coupon, non-rated bonds that are not represented by the Index.

Q. WHAT IS YOUR OUTLOOK FOR THE TAX-EXEMPT BOND MARKET?

A. We believe that strong levels of consumer activity may result in the Federal Reserve Board tightening interest rates further down the line in 1997. However, with the election year behind us and a balance of Democrats and Republicans in Congress we believe that political conditions will promote stability in the municipal bond market. Accordingly, we will continue to pursue value for shareholders by investing in industrial revenue bonds, diversifying into many economic sectors and maintaining our non-rated holdings at their current level.

            COLONIAL HIGH YIELD MUNICIPAL FUND INVESTMENT PERFORMANCE
               Change in Value of $10,000 from 6/30/92 - 11/30/96
                    Based on NAV and CDSC for Class B Shares
                                          [Line Graph]

        DATE                             NAV         MOP     Lehman Muncipal Bond IX Trust
        ----                             ---         ---     -----------------------------
Jun 30, 92 ..................         $10000      $10000              $10000
Jul 31, 92 ..................          10251.34    10251.34            10300
Aug 31, 92 ..................          10194.34    10194.34            10200
Sep 30, 92 ..................          10227.46    10227.46            10266
Oct 31, 92 ..................          10179.73    10179.73            10165
Nov 30, 92 ..................          10263.83    10263.83            10347
Dec 31, 92 ..................          10368.82    10368.82            10453
Jan 31, 93 ..................          10433.26    10433.26            10575
Feb 28, 93 ..................          10652.63    10652.63            10957
Mar 31, 93 ..................          10624.52    10624.52            10841
Apr 30, 93 ..................          10710.79    10710.79            10950
May 31, 93 ..................          10745.30    10745.30            11012
Jun 30, 93 ..................          10874.46    10874.46            11196
Jul 31, 93 ..................          10909.07    10909.07            11211
Aug 31, 93 ..................          11102.97    11102.97            11444
Sep 30, 93 ..................          11202.26     11202.3            11575
Oct 31, 93 ..................          11237.94    11237.94            11597
Nov 30, 93 ..................          11186.70    11186.70            11494
Dec 31, 93 ..................          11261.29    11261.29            11737
Jan 31, 94 ..................          11369.42    11369.42            11871
Feb 28, 94 ..................          11226.66    11226.66            11564
Mar 31, 94 ..................          10850.82    10850.82            11093
Apr 30, 94 ..................          10826.84    10826.84            11187
May 31, 94 ..................           10901.7     10901.7            11284
Jun 30, 94 ..................          10921.84    10921.84            11215
Jul 31, 94 ..................          11076.86    11076.86            11420
Aug 31, 94 ..................          11097.48    11097.48            11460
Sep 30, 94 ..................          11016.23    11016.23            11292
Oct 31, 94 ..................          10890.06    10890.06            11091
Nov 30, 94 ..................          10727.45    10727.45            10891
Dec 31, 94 ..................          10877.21    10877.21            11130
Jan 31, 95 ..................          11131.03       11131            11449
Feb 28, 95 ..................          11398.50    11398.50            11782
Mar 31, 95 ..................          11526.62    11526.62            11917
Apr 30, 95 ..................             11538       11538            11931
May 31, 95 ..................          11844.03       11844            12312
Jun 30, 95 ..................          11807.70    11807.70            12204
Jul 31, 95 ..................          11878.35    11878.35            12320
Aug 31, 95 ..................          11984.63    11984.63            12476
Sep 30, 95 ..................          12103.58     12103.6            12555
Oct 31, 95 ..................          12271.41    12271.41            12737
Nov 30, 95 ..................          12488.43    12488.43            12949
Dec 31, 95 ..................          12621.42    12621.42            13073
Jan 31, 96 ..................          12668.84    12668.84            13172
Feb 29, 96 ..................          12619.03    12619.03            13083
Mar 31, 96 ..................          12466.91    12466.91            12916
Apr 30, 96 ..................          12463.33    12463.33            12879
May 31, 96 ..................          12459.81    12459.81            12874
Jun 30, 96 ..................          12581.87    12581.87            13015
Jul 31, 96 ..................          12640.34    12640.34            13132
Aug 31, 96 ..................          12674.32    12674.32            13129
Sep 30, 96 ..................          12809.88    12809.88            13313
Oct 31, 96 ..................          12946.38    12946.38            13463
Nov 30, 96 ..................          13122.12    12922.12            13710

A $10,000 investment in Class A shares made on September 1, 1994 at net asset value (NAV) would have been valued at $12,024 on November 30, 1996. The same investment based on maximum offering price (MOP) would have grown to $11,453 on November 30, 1996.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses and it is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURNS
               As of December 31, 1996 (Most Recent Quarter End)
--------------------------------------------------------------------------------
                           CLASS A SHARES                  CLASS B SHARES
INCEPTION                      9/1/94                         6/8/92
                          NAV            MOP             NAV           W/CDSC
--------------------------------------------------------------------------------
1 year                   4.51%         (0.45)%          3.73%          (1.17)%
--------------------------------------------------------------------------------
Since Inception          8.13%          5.90%           6.34%           5.98%
--------------------------------------------------------------------------------

Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. MOP returns include the maximum sales charge of 4.75%. The CDSC returns reflect the maximum charge of 5% for one year and 2% since inception. Past performance cannot predict future results.


                                      CHYMF
<CAPTI0N>

 CHYMF.XLS             NAV            M0P

 6/30/92 00:           10000          10000
 7/31/92 00:        10251.34       10251.34
 8/31/92 00:        10194.34       10194.34
 9/30/92 00:        10227.46       10227.46
10/31/92 00         10179.73       10179.73
11/30/92 00         10263.83       10263.83
12/31/92 00         10368.82       10368.82
 1/31/93 00:        10433.26       10433.26
 2/28/93 00:        10652.63       10652.63
 3/31/93 00:        10624.52       10624.52
 4/30/93 00:        10710.79       10710.79
 5/31/93 00:         10745.3        10745.3
 6/30/93 00:        10874.46       10874.46
 7/31/93 00:        10909.07       10909.07
 8/31/93 00:        11102.97       11102.97
 9/30/93 00:        11202.26       11202.26
10/31/93 00         11237.94       11237.94
11/30/93 00          11186.7        11186.7
12/31/93 00         11261.29       11261.29
 1/31/94 00:        11369.42       11369.42
 2/28/94 00:        11226.66       11226.66
 3/31/94 00:        10850.82       10850.82
 4/30/94 00:        10826.84       10826.84
 5/31/94 00:         10901.7        10901.7
 6/30/94 00:        10921.84       10921.84
 7/31/94 00:        11076.86       11076.86
 8/31/94 00:        11097.48       11097.48
 9/30/94 00:        11016.23       11016.23
10/31/94 00         10890.06       10890.06
11/30/94 00         10727.45       10727.45
12/31/94 00         10877.21       10877.21
 1/31/95 00:        11131.03       11131.03
 2/28/95 00:         11398.5        11398.5
 3/31/95 00:        11526.62       11526.62
 4/30/95 00:           11538          11538
 5/31/95 00:        11844.03       11844.03
 6/30/95 00:         11807.7        11807.7
 7/31/95 00:        11878.35       11878.35
 8/31/95 00:        11984.63       11984.63
 9/30/95 00:        12103.58       12103.58
10/31/95 00         12271.41       12271.41
11/30/95 00         12488.43       12488.43
12/31/95 00         12621.42       12621.42
 1/31/96 00:        12668.84       12668.84
 2/29/96 00:        12619.03       12619.03
 3/31/96 00:        12466.91       12466.91
 4/30/96 00:        12463.33       12463.33
 5/31/96 00:        12459.81       12459.81



                                      CHYMF


 6/30/96 00:         12581.87         12581.87
 7/31/96 00:         12640.34         12640.34
 8/31/96 00:         12674.32         12674.32
 9/30/96 00:         12809.88         12809.88
10/31/96 00          12946.38         12946.38
11/30/96 00          13122.12         12922.12


Sheet 1


                          Lehman Muni Bond IX Tr

                           6/30/92     $10,000
                           7/31/92      10,300
                           8/31/92      10,200
                           9/30/92      10,266
                          10/31/92      10,165
                          11/30/92      1O,347
                          12/31/92      10,453
                           1/31/93      10,575
                           2/28/93      10,957
                           3/31/93      10,841
                           4/30/93      10,950
                           5/31/93      11,012
                           6/30/93      11,196
                           7/31/93      11,211
                           8/31/93      11,444
                           9/30/93      11,575
                          10/31/93      11,597
                          11/30/93      11,494
                          12/31/93      11,737
                           1/31/94      11,871
                           2/28/94      11,564
                           3/31/94      11,093
                           4/30/94      11,187
                           5/31/94      11,284
                           6/30/94      11,215
                           7/31/94      11,420
                           8/31/94      11,460
                           9/30/94      11,292
                          10/31/94      11,091
                          11/30/94      10,891
                          12/31/94      11,130
                           1/31/95      11,449
                           2/28/95      11,782
                           3/31/95      11,917
                           4/30/95      11,931
                           5/31/95      12,312
                           6/30/95      12,204
                           7/31/95      12,320
                           8/31/95      12,476
                           9/30/95      12,555
                          10/31/95      12,737
                          11/30/95      12,949
                          12/31/95      13,073
                           1/31/96      13,172
                           2/29/96      13,083
                           3/31/96      12,916
                           4/30/96      12,879



 Sheet 1


                             5/31/96      12,874
                             6/30/96      13,015
                             7/31/96      13,132
                             8/31/96      13,129
                             9/30/96      13,313
                            10/31/96      13,463
                            11/30/96     $13,710


          Lable               A           B                  C
        --------------------------------------------------------
Label                         nav        mop
        ---------------------------------------------------------
1       Jun 30, 92         $10000      $10000              $10000
2       Jul 31, 92          10251.34    10251.34            10300
3       Aug 31, 92          10194.34    10194.34            10200
4       Sep 30, 92          10227.46    10227.46            10266
5       Oct 31, 92          10179.73    10179.73            10165
6       Nov 30, 92          10263.83    10263.83            10347
7       Dec 31, 92          10368.82    10368.82            10453
8       Jan 31, 93          10433.26    10433.26            10575
9       Feb 28, 93          10652.63    10652.63            10957
10      Mar 31, 93          10624.52    10624.52            10841
11      Apr 30, 93          10710.79    10710.79            10950
12      May 31, 93          10745.3     10745.3             11012
13      Jun 30, 93          10874.46    10874.46            11196
14      Jul 31, 93          10909.07    10909.07            11211
15      Aug 31, 93          11102.97    11102.97            11444
16      Sep 30, 93          11202.26    11202.26            11575
17      Oct 31, 93          11237.94    11237.94            11597
18      Nov 30, 93          11186.70    11186.7             11494
19      Dec 31, 93          11261.29    11261.29            11737
20      Jan 31, 94          11369.42    11369.42            11871
21      Feb 28, 94          11226.66    11226.66            11564
22      Mar 31, 94          10850.82    10850.82            11093
23      Apr 30, 94          10826.84    10826.84            11187
24      May 31, 94           10901.7     10901.7            11284
25      Jun 30, 94          10921.84    10921.84            11215
26      Jul 31, 94          11076.86    11076.86            11420
27      Aug 31, 94          11097.48    11097.48            11460
28      Sep 30, 94          11016.23    11016.23            11292
29      Oct 31, 94          10890.06    10890.06            11091
30      Nov 30, 94          10727.45    10727.45            10891
31      Dec 31, 94          10877.21    10877.21            11130
32      Jan 31, 95          11131.03    11131.03            11449
33      Feb 28, 95          11398.5     11398.50            11782
34      Mar 31, 95          11526.62    11526.62            11917
35      Apr 30, 95             11538       11538            11931
36      May 31, 95          11844.03    11844.03            12312
37      Jun 30, 95          11807.7     11807.7             12204
38      Jul 31, 95          11878.35    11878.35            12320
39      Aug 31, 95          11984.63    11984.63            12476
40      Sep 30, 95          12103.58    12103.58            12555
41      Oct 31, 95          12271.41    12271.41            12737
42      Nov 30, 95          12488.43    12488.43            12949
43      Dec 31, 95          12621.42    12621.42            13073
44      Jan 31, 96          12668.84    12668.84            13172
45      Feb 29, 96          12619.03    12619.03            13083
46      Mar 31, 96          12466.91    12466.91            12916

         Label                 A           B                  C
-----------------------------------------------------------------
47      Apr 30, 96          12463.33    12463.33            12879
48      May 31, 96          12459.81    12459.81            12874
49      Jun 30, 96          12581.87    12581.87            13015
50      Jul 31, 96          12640.34    12640.34            13132
51      Aug 31, 96          12674.32    12674.32            13129
52      Sep 30, 96          12809.88    12809.88            13313
53      Oct 31, 96          12946.38    12946.38            13463
54      Nov 30, 96          13122.12    12922.12            13710

                              INVESTMENT PORTFOLIO
                        NOVEMBER 30, 1996 (IN THOUSANDS)

MUNICIPAL BONDS - 95.9%                                        PAR       VALUE
-------------------------------------------------------------------------------
EDUCATION - 0.3%
  SCHOOL DISTRICT GENERAL OBLIGATION
  AZ Apache County School District
   Number 010, Round Valley
   Project of 1987, Series 1990-C,
                                9.875%  07/01/05             $  500     $  555
                                                                        ------
------------------------------------------------------------------------------
 HEALTH - 15.8%
  HOSPITALS - 8.1%
  AL Alabama Special Care Facilities Authority,
   Montgomery Healthcare,
   Series 1989,
                               11.000%  10/01/19                295        301
  DE State Economic Development Authority,
   Riverside Hospital,
   Series 1992-A,
                                9.500%  01/01/22                605        799
  FL Tarpon Springs Health Facilities
   Authority Hospital, Tarpon Springs
   Hospital Foundation, Series 1988,
                                8.750%  05/01/12              1,000      1,058
  GA Clayton Hospital Authority,
   The Woodlands Foundation, Inc.,
   Series 1991-A,
                                9.750%  05/01/21              1,500      1,275
  ID State Health Facilities Authority,
   IHC Hospitals, Inc.,
                                8.420%  02/15/21              1,000      1,121
  IL Health Facilities Authority,
   Edgewater Medical Center,
   Series A,
                                9.250%  07/01/24              2,000      2,205
  MO Hannibal Industrial Development,
   Medical Systems of Northeast Missouri,
   Series 1992,
                                9.500%  03/01/22              1,000      1,259
  NJ Health Care Facilities Financing
   Authority, Raritan Bay Medical Center,
                                7.250%  07/01/27              2,000      2,105




                     Investment Portfolio/November 30, 1996
-------------------------------------------------------------------------------

  OH Marion County,
   Community Hospital,
   Series 1996,
                                6.375%  05/15/11             $1,000    $ 1,016
  PA Cambria County Hospital Authority,
   Conemaugh Valley Memorial Hospital,
   Series 1988-A,
                                8.875%  07/01/18                165        176
  TN Chattanooga Health Education
   and Housing Facilities Board,
   North Park Hospital Project, Series 1993,
                                8.500%  02/01/23                990      1,036
  VA Dickenson County Industrial Development
   Authority, Volunteer Healthcare Systems, Inc.,
   Series 1988-A,
                               10.750%  06/(a)18                500        150
  VT Educational & Health Buildings
   Financing Agency,
   Springfield Hospital, Series A,
                                7.750%  01/01/13                810        886
  WA Washington State Health Care
   Facility, Grays Harbor Community
   Hospital, Series 1993:
                                7.200%  07/01/03                195        217
                                8.025%  07/01/20                960      1,098
                                                                       -------
                                                                        14,702
                                                                       -------
  INTERMEDIATE CARE FACILITIES - 1.3%
  IL Champaign,
   Hoosier Care, Inc.,
   Series 1989-A,
                                9.750%  08/01/19                490        522
  IN Wabash First Mortgage, Hoosier
   Care, Inc., Series 1989-A,
                                9.750%  08/01/19                490        522
  MA State Health & Educational
   Facilities Authority,
   Corporation for Independent Living,
                                8.100%  07/01/18                600        606
  TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center, Series 1992-A,
                                9.750%  08/01/19                335        387


                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                         PAR       VALUE
-------------------------------------------------------------------------------
HEALTH - CONT.
  Intermediate Care Facilities - Cont.
  TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center, Series 1992-C,
                                9.750%  08/01/19             $  330    $   382
                                                                       -------
                                                                         2,419
                                                                       -------

  NURSING HOMES - 6.4%
  DE State Economic Development Authority,
   Churchman Village Project,
   Series A,
                                10.000%  03/01/21                750        884
  DE Sussex County, Healthcare Facility,
   Delaware Health Corp., Series 1994-A,
                                 7.600%  01/01/24              1,000        996
  FL Broward County,
   Beverly Enterprises, Inc.,
                                 9.800%  11/01/10                615        683
  FL Flagler County Industrial
   Development Authority,
   South Florida Properties, Series 1988,
                                10.500%  12/01/18                925        935
  FL Gadsden County Industrial
   Development Authority,
   Florida Properties, Inc., Series 1988-A,
                                10.450%  10/01/18                340        350
  FL Palm Beach County,
   Hillcrest Manor Project,
                                10.250%  12/01/16                665        694
  IA State Finance Authority,
   Care Initiatives Project,
   Series 1996,
                                 9.250%  07/01/25                500        610
  KS Halstead Industrial Health Care
   Project,
                                10.250%  08/01/13 (a)            335        134
  MA State Industrial Finance Agency,
   GF/Massachusetts, Inc.,
   Series 1994,
                                 8.300%  07/01/23                990        990
  MI Cheboygan County Economic
   Development Corp.,
   Metro Health Foundation Project, Series 1993,
                                10.000%  11/01/22 (b)            600        540



                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------

  MO Grove Industrial Development Authority,
   First Mortgage Health Care Facility,
   Heritage Mannor GR, Series 1988,
                               10.250%  11/01/13              $  425    $   382
  NJ Economic Development Authority,
   Geriatric and Medical Service, Inc.,
   Series A,
                               10.500%  05/01/04                 105        112
  OH Lucas County,
   Gericare, Inc.,
   Series 1988-B,
                               10.500%  06/01/18                 300        302
  PA Chartiers Valley
   Industrial and Commercial Authority,
   Beverly Enterprises, Inc., Series 1985,
                               10.000%  06/01/07               1,720      1,836
  PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc.,
   Series 1989,
                               10.125%  05/01/19                 445        463
  PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
                                9.000%  08/01/22                  50         55
  PA Lackawanna County Industrial Authority,
   Greenridge Nursing Center,
                               10.500%  12/01/10                 195        214
  PA Luzerne County Industrial
   Development Authority,
   Millville Nursing Center,
                               10.500%  12/01/12                 230        219
  PA Montgomery County Higher Education
   & Health Authority,
   Roslyn-Hatboro, Inc. Project,
                                9.000%  11/15/22                 300        301
  PA Philadelphia Authority for Industrial
   Development,
   RHA/Philadelphia Project,
                               10.250%  11/01/18                 735        760
  VA Beach Development Authority,
   Beverly Enterprises, Series 1985,
                               10.000%  04/01/10                 235        261
                                                                        -------
                                                                         11,721
                                                                        -------
-------------------------------------------------------------------------------

                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                         PAR       VALUE
-------------------------------------------------------------------------------
 HOUSING - 18.2%
  ASSISTED LIVING/SENIOR - 4.1%
  CT State Authority,
   First Mortgage Gross Health Care,
   Church-Avery Project, Series 1990,
                                9.000%  04/01/20              $  500     $  537
 IL State Development Finance Authority,
   Care Institute, Inc.,
                                8.250%  06/01/25               2,000      2,083
 MN Roseville,
   Care Institute, Inc.,
   Series 1993,
                                7.750%  11/01/23               1,270      1,197
  NY Glen Cove Housing Authority,
                                8.250%  10/01/26               2,000      2,003
  PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993-A,
                                8.250%  05/01/23                 620        640
  TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.,
                                9.000%  11/01/24               1,000      1,086
                                                                         ------
                                                                          7,546
                                                                         ------

  MULTI-FAMILY - 9.1%  AK State Housing Finance Corp.,
   Series 1992-A2,
                                6.750%  12/01/24               1,735      1,802
  FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
                                8.250%  05/01/24               2,000      2,112
  FL Hialeah Housing Authority,
   Series 1991,
                                9.500%  11/01/21               2,000      1,900
  FL State Housing Finance Agency,
   Windsong Apartments,
   Series 1993-C,
                                9.250%  01/01/19                 750        757
  MN Lakeville,
   Southfork Apartment Project,
   Series 1989-A,
                                9.875%  02/01/20                 700        709

                           INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
  MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen, Series 1992,
                                9.250%  06/01/22              $  495    $   536
  MN White Bear Lake,
   Birch Lake Townhomes Project,
   Series 1989-A,
                                9.750%  07/15/19                 750        755
  NC Eastern Carolina Regional Housing
   Authority, New River Apartments,
   Jacksonville, Series 1994,
                                8.250%  09/01/14               1,460      1,478
   Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993-A,
                                8.500%  12/(b)16               4,248      4,360
  SC State Housing Finance and Development
   Multi-family Housing Finance Revenue,
   Westbridge Apartments, Series A,
                                9.500%  09/01/20                 620        632
  TX Galveston Pass Through Certificates,
   Health Facilities Center,
                                8.000%  08/01/23               1,000      1,037
  VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990-A,
                               10.000%  01/01/21                 500        505
                                                                        -------
                                                                         16,583
                                                                        -------

  SINGLE-FAMILY - 5.0%
  CA Orange County,
   Series 1983, Issue 1,
                                9.250%  09/01/16                  10         10
  CO Housing Finance Authority, Series D-1,
                                7.375%  06/01/26               2,000      2,230
  MO State Housing Development Commission,
   Series C,
                                7.250%  09/01/26               2,755      3,069
  NJ State Housing & Mortgage Finance Agency,
   Series 1989-D,
                                7.700%  10/01/29               1,250      1,309
  PA State Housing Finance Agency,
   Series 1994-42,
                                6.850%  04/01/25               2,435      2,581
                                                                        -------
                                                                          9,199
                                                                        -------


                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                        PAR       VALUE
-------------------------------------------------------------------------------
 OTHER - 1.4%
  REFUNDED/ESCROW/SPECIAL OBLIGATIONS
  MA State Industrial Finance Agency,
   Mary Ann Morse Nursing Home, Inc.:
   Series 1990,
                                9.000%  10/01/20              $  930     $1,096
   Series 1991-I,
                               10.000%  01/01/21                 500        615
  MI State Hospital Finance Authority,
   Detroit Osteopathic Hospital,
   Series 1987-A,
                                7.500%  11/01/10                 500        528
  NC Lincoln County,
   Lincoln County Hospital,
                                9.000%  05/01/07                 335        402
                                                                         ------
                                                                          2,641
                                                                         ------
-------------------------------------------------------------------------------
 OTHER REVENUE - 28.5%
  Amusements & Recreation - 0.4%
  MN Mille Lacs Capital Improvement
   Infrastructure, Band of Chippewa,
   Series 1992-A,
                                9.250%  11/01/12                 640        717
                                                                         ------

  CHEMICALS - 4.4%
  SC York County Industrial Revenue,
   Hoechst Celanese Corp.,
                                5.700%  01/01/24               4,535      4,512
  WY Sweetwater County,
   FMC Corp. Project,
   Series 1994-A,
                                7.000%  06/01/24               3,325      3,566
                                                                         ------
                                                                          8,078
                                                                         ------
  HOTELS/CAMPS/LODGING - 0.3%
  MN Burnsville Commercial Development,
   Holiday Inn Project,
                               10.600%  06/01/06                 500        509
                                                                         ------


  JUSTICE & PUBLIC ORDER - 1.0%
  TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996-B,
                                8.750%  04/01/27               1,800      1,804
                                                                         ------


                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
  MANUFACTURING - 7.3%
  AZ Tucson Airport Authority,
   Lockheed Aeromod Center, Inc.,
   Series 1990,
                                8.700%  09/01/19              $2,500     $2,853
  LA Vidalia,
   Alcoa Co. of America Project,
                                5.875%  09/01/13               2,000      2,057
  MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
                               10.000%  09/01/16                 530        658
  MN Buffalo,
   Von Ruden Manufacturing, Inc.,
   Series 1989,
                               10.500%  09/01/14                 775        865
  OH Cuyahoga County,
   Joy Technologies, Inc.,
   Series 1992
                                8.750%  09/15/07                 360        397
  TN McKenzie Individual Development Board,
   American Lantern Co.,
                               10.500%  05/01/16                 466        497
  TX Trinity River Authority,
   Texas Instruments Project,
   Series 1996,
                                6.200%  03/01/20               2,000      2,063
  WA Pilchuck Public Development Corp.,
   Goodrich (B.F.) Co. Tramco Project,
   Series 1993,
                                6.000%  08/01/23               3,500      3,461
  WV Weirton Pollution Control, Weirton
   Steel Corporation, Series 1989
                                8.625%  11/01/14                 500        521
                                                                        -------
                                                                         13,372
                                                                        -------

  MISCELLANEOUS RETAIL - 1.2%
  OH Lake County,
   North Madison Properties,
   Series 1993,
                                8.819%  09/01/11                 545        575
  VA Virginia Beach Development Authority,
   SC Diamond Associates, Inc.,
                                8.000%  12/01/10               1,465      1,575
                                                                         ------
                                                                          2,150
                                                                         ------

                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                         PAR       VALUE
-------------------------------------------------------------------------------
 .
 OTHER REVENUE - CONT.
  OTHER REVENUE - 6.0%
  AZ Greenlee County Industrial
   Development Authority,
   Phelps Dodge Corp.,
                                5.450%  06/01/09              $2,000    $ 2,022
  DC District of Columbia,
   Carnegie Endowment,
   Series 1996,
                                5.750%  11/15/10               1,155      1,184
  IN Hammond,
   American Maize Products Co.,
   Series 1994,
                                8.000%  12/01/24               2,000      2,255
  LA Port New Orleans Industrial Development,
   Continental Grain Co., Series 1993,
                                7.500%  07/01/13               2,000      2,150
  MD Baltimore,
   Park Charles Project,
   Series 1986,
                                8.000%  01/01/10                 670        708
  TX Gulf Coast Waste Disposal Authority,
   Quaker Oats Co.,
   Series 1994,
                                5.700%  05/01/06               2,500      2,616
                                                                        -------
                                                                         10,935
                                                                        -------

  PAPER PRODUCTS - 6.9%
  GA Rockdale County Development
   Authority, Solid Waste Disposal, Visy
   Paper, Inc., Series 1993,
                                7.500%  01/01/26               1,800      1,867
  GA Wayne County Development Authority,
   Solid Waste Disposal, ITT Royonier,
   Inc., Series 1990,
                                8.000%  07/01/15                 500        551
  LA DeSoto Parish,
   International Paper,
                                6.550%  04/01/19               1,000      1,049
  MI State Strategic Fund:
   Blue Water Fiber Project,
   Series 1994,
                                8.000%  01/01/12               2,000      1,497
   Great Lakes Pulp & Fibre Project,
   Series 1994,
                               10.250%  12/01/16(c)            2,500      1,275




                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
  NY New York City Industrial
   Development Agency,
   Visy Paper, Inc., Series 1995,
                                7.950%  01/01/28              $1,500    $ 1,611
  SC Darlington County:
   Sonoco Products Co.,
   Series 1996,
                                6.000%  04/01/26               1,500      1,549
   Sonoco Products Co. Project,
                                6.125%  06/01/25               2,000      2,080
  WA Walla Walla Public Corp.,
   Ponderosa Fibres Project,
                                9.125%  01/01/26               1,230      1,147
                                                                        -------
                                                                         12,626
                                                                        -------
  PETROLEUM REFINING - 1.0%
  WA Pierce County Economic
   Development Corp.,
   Occidental Petroleum Co.,
                                5.800%  09/01/29               2,000      1,915
                                                                        -------
-------------------------------------------------------------------------------
 RESOURCE RECOVERY - 4.0%
  CO-GENERATION - 2.5%
  FL Martin County Industrial
   Development Authority,
   Indiantown Co-Generation Project, Series 1994-A,
                                7.875%  12/15/25               1,000      1,147
  MD State Energy Financing Administration,
   AES Warrior Co-Generation Project,
                                7.400%  09/01/19               1,250      1,325
  NY Port Authority of New York & New Jersey,
   KIAC Partners,
   Series 1996-IV,
                                6.750%  10/01/11               2,000      2,083
                                                                        -------
                                                                          4,555
                                                                        -------

  LAND FILL - 0.5%
  MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
                                9.000%  09/01/05                 915        973
                                                                        -------


                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                        PAR       VALUE
-------------------------------------------------------------------------------
 RESOURCE RECOVERY - CONT.
  MISCELLANEOUS DISPOSAL - 0.9%
  CT State Disposal Facility,
   Netco Waterbury Ltd.,
   Series 1995,
                                9.375%  06/01/16              $1,500    $ 1,564
                                                                        -------

  RECYCLING - 0.1%
  GA Fulton County Development
   Authority,
   Very, Inc.,
                               10.500%  12/01/07                 115        121
                                                                        -------

-------------------------------------------------------------------------------
 TAX-BACKED - 4.1%
  GENERAL OBLIGATIONS - 1.7%
  CA State,
                                5.750%  03/01/19               2,000      2,038
  NY New York City,
   Series 1997-A,
                                7.000%  08/01/07               1,000      1,106
                                                                        -------
                                                                          3,144
                                                                        -------
  MELLO-ROOS/1915 ACT - 0.6%
  CA Carson,
   Series 1992,
                                7.375%  09/02/22                 965      1,013
                                                                        -------
  SALES & EXCISE TAX - 0.7%
  IL Development Finance Authority,
   City of Marion Project,
   Series 1991,
                                9.625%  09/15/21               1,185      1,225
                                                                        -------
  SPECIAL ASSESSMENT - 1.1%
  CA Pleasanton Joint Powers Financing
   Reassurement Subordinated Revenue,
   Series 1993-B,
                                6.750%  09/02/17               1,890      1,951
                                                                        -------
-------------------------------------------------------------------------------
 TRANSPORTATION - 15.0%
  AIR TRANSPORTATION - 9.9%
  CO Denver City and County,
   Special Facilities Airport,
   United Airlines Series, 1992-A,
                                6.875%  10/01/32               5,000      5,212



                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
  IL Chicago O'Hare International Airport,
   Special Facility,
   United Airlines, Inc., Series 1988-A,
                                8.400%  05/01/18              $  950    $ 1,037
  IN Indianapolis Airport Authority,
   Federal Express Project,
                                7.100%  01/15/17               4,000      4,340
  TX Alliance Airport Authority,
   American Airlines Project,
                                7.500%  12/01/29               5,000      5,375
  TX Dallas-Fort Worth International Airport,
   American Airlines, Inc.,  Series 1990,
                                7.500%  11/01/25               2,000      2,148
                                                                        -------
                                                                         18,112
                                                                        -------
  AIRPORTS - 2.1%
  CO Denver City & County Airport:
   Airport System, Series 1992-C,
                                6.750%  11/15/22               1,250      1,317
   Denver International Airport,
   Series 1991-D,
                                7.750%  11/15/21               2,000      2,225
   Stapleton International Airport,
   Series 1990-A,
                                8.500%  11/15/23                 250        289
                                                                        -------
                                                                          3,831
                                                                        -------
  TURNPIKES/TOLLROADS/BRIDGES - 3.0%
  CA Foothill Eastern Transportation
   Corridor Agency,
   Series 1995-A,
                                 (d)    01/01/15               8,000      2,670
  CA San Joaquin Hills Transcorridor
   Agency Senior Lien Toll Road,
   Series 1993, Current Interest Bond Series:
                                 (d)    01/01/23               5,250      1,076
                                5.000%  01/01/33               2,000      1,760
                                                                        -------
                                                                          5,506
                                                                        -------

                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
MUNICIPAL BONDS - CONT.                                         PAR       VALUE
-------------------------------------------------------------------------------
 UTILITY - 8.6%
 INDIVIDUAL POWER PRODUCER - 2.1%
 PA Economic Development Finance
   Authority, Colver Project, Series D,
                                7.150%  12/01/18              $3,650    $ 3,828
                                                                        -------
  INVESTOR OWNED - 2.6%
  IL Bryant Pollution Control Revenue,
   Central Illinois Light Co. Project,
                                5.900%  08/01/23               1,750      1,772
  NY State Energy Research & Development
   Authority,
   Consolidated Edison Co., Series 1991-A,
                                7.500%  01/01/26               1,250      1,350
  OH State Water Development Pollution
   Collateralized Control:
   Pennsylvania  Power Company,
                                8.100%  01/15/20                 500        539
   The Cleveland Electric Illumination,
   Series 1987-A-2,
                                9.750%  11/01/22                 250        259
  TX Matagorda County,
   Collateralized Pollution Control, Houston
   Lighting and Power Co., Series 1986-A,
                                7.875%  11/01/16                 800        825
                                                                        -------
                                                                          4,745
                                                                        -------

  JOINT POWER AUTHORITY - 0.3%
  MN Southern Minnesota Municipal
   Power Agency, Series 1994-A,
                                 (d)    01/01/25               2,660        548
                                                                        -------
  MUNICIPAL ELECTRIC - 0.6%
  CA Colton Public Financing Authority,
   Series 1995,
                                7.500%  10/01/20               1,000      1,053
                                                                        -------
  WATER & SEWER - 3.0%
  CT State Development Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
                                8.250%  12/01/06               1,000      1,021
  LA Public Facility, Belmont Water
   Authority,
                                9.000%  03/(b)24                 630        659


                     INVESTMENT PORTFOLIO/NOVEMBER 30, 1996
-------------------------------------------------------------------------------
  MA State Industrial Finance Agency,
   Massachusetts Environmental Services,
   Series 1994-A,
                                8.750%  11/01/21              $  990   $    970
  MS Five Lakes Utility District,
                                8.250%  07/15/24                 400        413
  NJ State Economic Development
   Authority,
   Hills Development Co.,
                               10.500%  09/01/08                 400        402
  NY New York City Municipal Water
   Finance Authority,
   Series B,
                                5.500%  06/15/19               2,000      1,988
                                                                      ---------
                                                                          5,453
                                                                      ---------

TOTAL INVESTMENTS (cost of $169,370) (e)                                175,094
                                                                      ---------

SHORT-TERM OBLIGATIONS - 1.1%
-------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES (f)
  AZ Pinal County Industrial Development
   Authority,
   Magma Copper Co.,
                                4.000%  12/01/09                 500        500

  MI Farmington Hills Hospital
   Finance Authority,
   Botsford General Hospital, Series 1991-B,
                                4.100%  02/15/16                 100        100
  MS Perry County,
   Leaf River Forest Project,
                                4.000%  03/01/02                 200        200
  NC Craven County Industrial Facilities &
   Pollution Control Financing Authority,
   John Hancock Resource Recovery, Inc.,
                                4.200%  05/01/11                 300        300
  NY New York City,
   Series 1994-B4,
                                4.250%  08/15/21                 900        900
                                                                      ---------

TOTAL SHORT-TERM OBLIGATIONS                                              2,000
                                                                      ---------

OTHER ASSETS & LIABILITIES, NET - 3.0%                                    5,526
-------------------------------------------------------------------------------

NET ASSETS - 100%                                                      $182,620
                                                                       ========

                     Investment Portfolio/November 30, 1996
-------------------------------------------------------------------------------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) This issuer is in default of certain debt covenants. Income is not being accrued.
(b) These securities are exempt from registration under Rule 144-A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 1996, the value of these securities amounted to $5,559 or 3.0% of net assets.
(c) Subsequent to November 30, 1996, this issuer is in default of certain debt covenants. Income is not being accrued.
(d)  Zero coupon bond.
(e)  Cost for federal income tax purposes is $169,385.
(f)  Variable rate demand notes are considered short-term obligations.
     Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 1996.



See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                                NOVEMBER 30, 1996

        (in thousands except for per share amounts and footnotes)
        ASSETS
        Investments at value (cost $169,370)                           $175,094
        Short-term obligations                                            2,000
                                                                       --------
                                                                        177,094
        Receivable for:
          Interest                                          $4,092
          Investments sold                                   2,582
          Fund shares sold                                     332
        Deferred organization expenses                           9
        Other                                                  101        7,116
                                                            ------     --------
            Total Assets                                                184,210

        LIABILITIES
        Payable for:
          Distributions                                        857
          Investments purchased                                503
          Fund shares repurchased                              201
        Accrued:
          Deferred Trustees fees                                 2
          Other                                                 27
                                                            ------
            Total Liabilities                                             1,590
                                                                       --------
        NET ASSETS                                                     $182,620
                                                                       ========
        Net asset value & redemption price per share -
        Class A ($37,420/3,685)                                        $  10.16
                                                                       ========
        Maximum offering price per share - Class A
        ($10.16/0.9525)                                                $  10.67(a)
                                                                       ========
        Net asset value & offering price per share -
        Class B ($145,200/14,296)                                      $  10.16(b)
                                                                       ========

        COMPOSITION OF NET ASSETS
        Capital paid in                                                $181,295
        Undistributed net investment income                                  51
        Accumulated net realized loss                                    (4,450)
        Net unrealized appreciation                                       5,724
                                                                       --------
                                                                       $182,620
                                                                       ========


        (a) On sales of $50,000 or more the offering price is reduced.
        (b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

        See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 1996

        (in thousands)
        INVESTMENT INCOME
        Interest                                                       $ 12,203
                                                                       --------

        EXPENSES
        Management fee                                      $  925
        Service fee                                            418
        Distribution fee - Class B                           1,057
        Transfer agent                                         271
        Bookkeeping fee                                         68
        Trustees fee                                            17
        Custodian fee                                            4
        Audit fee                                               33
        Legal fee                                               23
        Registration fee                                        32
        Reports to shareholders                                 15
        Amortization of deferred
          organization expenses                                 21
        Other                                                   13        2,897
                                                            ------     --------
               Net Investment Income                                      9,306
                                                                       --------

         NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
         Net realized gain                                      73
         Net realized gain depreciation during
          the period                                          (634)
                                                            ------
               Net Loss                                                    (561)
                                                                       --------
        Net Increase in Net Assets from Operations                     $  8,745
                                                                       ========




        See notes to financial statements.


                       STATEMENT OF CHANGES IN NET ASSETS


        (in thousands)                                     Year ended November 30
                                                           ----------------------
        INCREASE (DECREASE) IN NET ASSETS                   1996            1995

        Operations:
        Net investment income                             $  9,306        $  8,258
        Net realized gain (loss)                                73          (2,355)
        Net unrealized appreciation (depreciation)            (634)         14,952
                                                          --------        --------
            Net Increase from Operations                     8,745          20,855
        Distributions:
        From net investment income - Class A                (1,682)           (771)
        From net investment income - Class B                (7,931)         (7,619)
                                                          --------        --------
                                                              (868)         12,465
                                                          --------        --------
        Fund Share Transactions:
        Receipts for shares sold - Class A                  22,506          12,349
        Value of distributions reinvested - Class A            467             218
        Cost of shares repurchased - Class A                (3,674)         (1,592)
                                                          --------        --------
                                                            19,299          10,975
                                                          --------        --------
        Receipts for shares sold - Class B                  31,304          30,411
        Value of distributions reinvested - Class B          3,532           3,686
        Cost of shares repurchased - Class B               (26,537)        (21,223)
                                                          --------        --------
                                                             8,299          12,874
                                                          --------        --------
            Net Increase from Fund Share
              Transactions                                  27,598          23,849
                                                          --------        --------
                Total Increase                              26,730          36,314

        NET ASSETS
        Beginning of period                                155,890         119,576
                                                          --------        --------
        End of period (including undistributed
          net investment income of $51 and $337,
          respectively)                                   $182,620        $155,890
                                                          ========        ========

        NUMBER OF FUND SHARES
        Sold - Class A                                       2,243           1,253
        Issued for distributions reinvested - Class A           47              22
        Repurchased - Class A                                 (364)           (162)
                                                          --------        --------
                                                             1,926           1,113
                                                          --------        --------
        Sold - Class B                                       3,109           3,085
        Issued for distributions reinvested - Class B          351             377
        Repurchased - Class B                               (2,643)         (2,157)
                                                          --------        --------
                                                               817           1,305
                                                          --------        --------




        See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                NOVEMBER 30, 1996

        NOTE 1. ACCOUNTING POLICIES
        -----------------------------------------------------------------------

        ORGANIZATION: Colonial High Yield Municipal Fund (the Fund), a series of Colonial Trust IV, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium to lower-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

        SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

        Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

        Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

        Security transactions are accounted for on the date the securities are purchased, sold or mature.

        Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

        The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

                 Notes to Financial Statements/November 30, 1996
        -----------------------------------------------------------------------
        DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

        Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

        FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

        INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

        DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $95,525 in connection with its organization, initial registration with the Securities and Exchange Commission and various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

        DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

        The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

        NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
        -----------------------------------------------------------------------

        MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Fund and Colonial Tax-Exempt Insured Fund as follows:

            Average Net Assets                              Annual Fee Rate
            ------------------                              ---------------
             First $1 billion                                     0.60%
             Next $2 billion                                      0.55%
             Next $1 billion                                      0.50%
             Over $4 billion                                      0.45%


                 Notes to Financial Statements/November 30, 1996
        -----------------------------------------------------------------------
        NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
        -----------------------------------------------------------------------
        BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

        TRANSFER AGENT: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

        UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended November 30, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $48,709 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $280,681 on Class B share redemptions.

        The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares only.

        The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

        OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

        The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

        NOTE 3.  PORTFOLIO INFORMATION
        -----------------------------------------------------------------------
        INVESTMENT ACTIVITY: During the year ended November 30, 1996, purchases and sales of investments, other than short-term obligations, were $40,176,901 and $13,510,045, respectively.

        Unrealized appreciation (depreciation) at November 30, 1996, based on cost of investments for federal income tax purposes was approximately:
                    Gross unrealized appreciation                  $ 8,722,000
                    Gross unrealized depreciation                   (3,013,000)
                                                                   -----------
                        Net unrealized appreciation                $ 5,709,000
                                                                   ===========

                 Notes to Financial Statements/November 30, 1996
        -----------------------------------------------------------------------

        CAPITAL LOSS CARRYFORWARDS: At November 30, 1996, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:
                           Year of                                 Capital loss
                         expiration                                carryforward
                         ----------                               ------------
                           1997                                     $  133,000
                           1998                                        590,000
                           1999                                        364,000
                           2000                                        302,000
                           2002                                      1,731,000
                           2003                                      2,383,000
                                                                    ----------
                                                                    $5,503,000
                                                                    ----------

        The loss carryforwards expiring in 1997, 1998, and 1999, respectively, were acquired in the merger with Colonial VIP High Yield Municipal Bond Fund.

        Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

        To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

        OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

        The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

        NOTE 4.  LINE OF CREDIT
        -----------------------------------------------------------------------
        The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
        (3) IBOR off-shore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended November 30, 1996.

                              FINANCIAL HIGHLIGHTS


     Selected data for a share of each class outstanding throughout each period are as follows:

                                                            Year ended November 30
                                          =============================================================
                                                   1996                               1995
                                          Class A          Class B           Class A           Class B
                                          -------         --------           -------           --------
     Net asset value -
        Beginning of period               $10.230         $ 10.230           $ 9.330           $  9.330
                                          -------         --------           -------           --------
     INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                  0.624            0.548             0.656              0.583
     Net realized and
       unrealized gain (loss)              (0.051)          (0.051)            0.912              0.912
                                          -------         --------           -------           --------
        Total from Investment
           Operations                       0.573            0.497             1.568              1.495
                                          -------         --------           -------           --------
     LESS DISTRIBUTIONS DECLARED
     TO SHAREHOLDERS:
     From net investment
       income                              (0.643)          (0.567)           (0.668)            (0.595)
                                          -------         --------           -------           --------
     Net asset value -
        End of period                     $10.160         $ 10.160           $10.230           $ 10.230
                                          =======         ========           =======           ========
     Total return (d)                        5.86%            5.07%            17.28%             16.42%
                                          =======         ========           =======           ========

     RATIOS TO AVERAGE NET ASSETS
     Expenses                                1.10%(g)         1.85%(g)          1.17%(g)           1.92%(g)
     Fees waived by
     the Adviser                               --               --               --                  --
     Net investment income                   6.19%(g)         5.44%(g)          6.67%(g)           5.92%(g)
     Portfolio turnover                         8%               8%               26%                26%
     Net assets at end
     of period (000)                      $37,420         $145,200           $17,997           $137,893


----------

    (a) Class A shares were initially offered on September 1, 1994. Per share amounts reflect activity from that date.
    (b) The Fund commenced investment operations on June 8, 1992.
    (c) Net of fees and expenses waived or borne by the Adviser which amounted to $0.000.
    (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
    (e) Not annualized.
    (f) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.
    (g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
    (h) Annualized.

                          FINANCIAL HIGHLIGHTS - CONT.


                                                                Period ended
                        Year ended November 30                   November 30
              ==========================================         ===========
                         1994                     1993              1992
              Class A(a)       Class B           Class B           Class B(b)
              -------         --------           -------           --------
              $ 9.800         $ 10.320          $ 10.070            $10.000
              -------         --------          --------            -------

                0.188            0.605             0.609              0.338(c)

               (0.496)          (1.016)            0.277              0.041
              -------         --------          --------            -------

               (0.308)          (0.411)            0.886              0.379
              -------         --------          --------            -------

               (0.162)          (0.579)           (0.636)            (0.309)
              -------         --------          --------            -------

              $ 9.330         $  9.330          $ 10.320            $10.070
              =======         ========          ========            =======
                (3.15)%(e)       (4.10)%            9.00%              3.80%(e)(f)
              =======         ========          ========            =======
                 1.15%(h)         1.90%             1.94%              2.00%(h)

                   --               --                --               0.01%(h)
                 7.19%(h)         6.44%             5.95%              6.83%(h)
                   25%              25%               31%                13%(h)

              $ 6,027         $113,549          $120,523            $63,390




------------------------------------------------------------------------------
Federal Income Tax Information (unaudited)
All of the distribution will be treated as exempt income for federal income tax purposes.
------------------------------------------------------------------------------

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST IV AND THE SHAREHOLDERS OF COLONIAL HIGH YIELD MUNICIPAL FUND

     In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Yield Municipal Fund (a series of Colonial Trust IV) at November 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at November 30, 1996 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
January 10, 1997

                    IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Yield Municipal Fund is:

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial High Yield Municipal Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[Colonial Logo]COLONIAL
               MUTUAL FUNDS

               Mutual Funds for
               Planned Portfolios
--------------------------------------------------------------------------------
                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

        COLONIAL INVESTMENT SERVICES, INC., Distributor [Copyright] 1997
                One of the Liberty Financial Companies (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            HM-02/104D-1196 M (1/97)
--------------------------------------------------------------------------------